Explanation of the effects of transition to International Financial Reporting Standards (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Reconciliation Statement of Consolidated Balance Sheet

(i) Reconciliation of the consolidated statement of financial position prepared in accordance with Italian GAAP with the consolidated statement of financial position prepared in accordance with IFRS as at January 1, 2017

	January 1, 2017 Italian GAAP (*)	IFRS adjustments	January 1, 2017 IFRS	Note
ASSETS
Non-current assets
Property, plant and equipment	115,924	5,781	121,705	43.4	(a)
Intangible assets and goodwill	4,233	(306)	3,927	43.4	(b)
Equity-accounted investees	97	—	97
Other non-current receivables	2,137	—	2,137
Other non-current assets	—	1,323	1,323	43.4	(f)
Deferred tax assets	1,100	46	1,146	43.4	(c)

Total non current assets	123,491	6,844	130,335

Current assets
Inventories	78,384	12,630	91,014	43.4	(d)
Trade receivables	53,087	(12,949)	40,138	43.4	(e)
Other current receivables	18,237	—	18,237
Other current assets	7,573	2,670	10,243	43.4	(f)
Current income tax assets	1,254	—	1,254
Gains on derivative financial instruments	223	—	223
Cash and cash equivalents	64,981	—	64,981

Total current assets	223,739	2,351	226,090

TOTAL ASSETS	347,230	9,195	356,425

EQUITY
Share capital	54,853	—	54,853
Reserves	16,439	7,626	24,065
Retained earnings	77,745	(16,109)	61,636

EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	149,037	(8,483)	140,554

Non-controlling interests	3,445	—	3,445

TOTAL EQUITY	152,482	(8,483)	143,999	43.4	(g)

LIABILITIES
Non-current liabilities
Long-term borrowings	6,329	—	6,329
Employees’ leaving entitlement	17,791	1,635	19,426	43.4	(h)
Non-current contract liabilities	—	1,652	1,652	43.4	(j)
Provisions	13,253	—	13,253
Deferred income for capital grants	7,195	7,565	14,760	43.4	(i)
Deferred tax liabilities	1,763	—	1,763	43.4	(c)

Total non current liabilities	46,331	10,852	57,183

Current liabilities
Bank overdraft and short-term borrowings	18,152	6,275	24,427	43.4	(d)
Current portion of long-term borrowings	11,632	—	11,632
Trade payables	70,457	—	70,457
Other payables	29,407	—	29,407
Current contract liabilities	10,096	551	10,647	43.4	(j)
Provisions	5,687	—	5,687
Liabilities for current income tax	1,693	—	1,693
Losses on derivative financial instruments	1,293	—	1,293

Total current liabilities	148,417	6,826	155,243

TOTAL LIABILITIES	194,748	17,678	212,426

TOTAL EQUITY AND LIABILITIES	347,230	9,195	356,425

(*)	Figures reported reflect some IFRS reclassifications. For details see note 43.4 (k)

(ii) Reconciliation of the consolidated statement of financial position prepared in accordance with Italian GAAP with the consolidated statement of financial position prepared in accordance with IFRS as at December 31, 2017

	December 31, 2017 Italian GAAP (*)	IFRS adjustments	December 31, 2017 IFRS	Note
ASSETS
Non-current assets
Property, plant and equipment	107,917	7,273	115,190	43.4	(a)
Intangible assets and goodwill	5,514	323	5,837	43.4	(b)
Equity-accounted investees	79	—	79
Other non-current receivables	1,402	—	1,402
Other non-current assets	—	2,851	2,851	43.4	(f)
Deferred tax assets	626	—	626	43.4	(c)

Total non current assets	115,538	10,447	125,985

Current assets
Inventories	80,273	10,804	91,077	43.4	(d)
Trade receivables	46,852	(9,303)	37,549	43.4	(e)
Other current receivables	12,910	—	12,910
Other current assets	4,404	2,828	7,232	43.4	(f)
Current income tax assets	2,413	—	2,413
Gains on derivative financial instruments	339	—	339
Cash and cash equivalents	55,035	—	55,035

Total current assets	202,226	4,329	206,555

TOTAL ASSETS	317,764	14,776	332,540

EQUITY
Share capital	54,853	—	54,853
Reserves	5,247	11,151	16,398
Retained earnings	46,346	(15,102)	31,244

EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	106,446	(3,951)	102,495

Non-controlling interests	2,039	—	2,039

TOTAL EQUITY	108,485	(3,951)	104,534	43.4	(g)

LIABILITIES
Non-current liabilities
Long-term borrowings	20,877	—	20,877
Employees’ leaving entitlement	17,210	1,610	18,820	43.4	(h)
Non-current contract liabilities	—	2,560	2,560	43.4	(j)
Provisions	16,715	—	16,715
Deferred income for capital grants	6,809	6,962	13,771	43.4	(i)
Deferred tax liabilities	48	272	320	43.4	(c)

Total non current liabilities	61,659	11,404	73,063

Current liabilities
Bank overdraft and short-term borrowings	19,680	6,287	25,967	43.4	(d)
Current portion of long-term borrowings	4,840	—	4,840
Trade payables	76,035	—	76,035
Other payables	27,587	—	27,587
Current contract liabilities	11,937	1,036	12,973	43.4	(j)
Provisions	5,957	—	5,957
Liabilities for current income tax	1,317	—	1,317
Losses on derivative financial instruments	267	—	267

Total current liabilities	147,620	7,323	154,943

TOTAL LIABILITIES	209,279	18,727	228,006

TOTAL EQUITY AND LIABILITIES	317,764	14,776	332,540

(*)	Figures reported reflect some IFRS reclassifications. For details see note 43.4 (k)

Summary of Reconciliation Statement of Consolidated Income Statement

(iii) Reconciliation of the consolidated statement of profit or loss prepared in accordance with Italian GAAP with the consolidated statement of profit or loss prepared in accordance with IFRS for the year ended December 31, 2017

	2017 Italian GAAP (*)	IFRS adjustments	2017 IFRS	Note
Revenue	445,444	3,436	448,880	43.4	(l)
Cost of sales	(318,472)	71	(318,401)	43.4	(m)

Gross Profit	126,972	3,507	130,479

Other income	1,650	—	1,650
Selling expenses	(120,005)	276	(119,729)	43.4	(n)
Administrative expenses	(36,105)	—	(36,105)
Other expenses	(250)	—	(250)

Operating loss	(27,738)	3,783	(23,955)

Finance income	1,252	—	1,252
Finance costs	(6,042)	(247)	(6,289)	43.4	(o)
Net exchange rate gains (losses)	3,252	(2,219)	1,033	43.4	(p)

Net finance costs	(1,538)	(2,466)	(4,004)

Loss before tax	(29,276)	1,317	(27,959)

Income tax expense	(2,576)	(310)	(2,886)	43.4	(q)

Loss for the year	(31,852)	1,007	(30,845)

Loss attributable to:
Owners of the Company	(31,399)	1,007	(30,392)
Non-controlling interests	(453)	—	(453)

Loss per share
Basic loss per share	(0.57)		(0.55)
Diluted loss per share	(0.57)		(0.55)

(*)	Figures reported reflect some IFRS reclassifications. For details see note 43.4 (r)

Summary of Reconciliation Statement of Consolidated Comprehensive Income

(iv) Reconciliation of the consolidated statement of comprehensive income prepared in accordance with Italian GAAP with the consolidated statement of comprehensive income prepared in accordance with IFRS for the year ended December 31, 2018

	2017 Italian GAAP	IFRS adjustments	2017 IFRS	Note
Loss for the year	(31,852)	1,007	(30,845)

Other comprehensive income

Items that will not be reclassified to profit or loss
Actuarial losses on employees’ leaving entitlement	—	(108)	(108)	43.4	(s)
Tax impact	—	(8)	(8)

	—	(116)	(116)

Total	—	(116)	(116)

Items that are or maybe reclassified subsequently to profit or loss
Exchange rate differences on translation of foreign operations	(11,419)	3,641	(7,778)	43.4	(t)
Tax impact	—	—	—

Total	(11,419)	3,641	(7,778)

Other comprehensive loss for the year, net of tax	(11,419)	3,525	(7,894)

Total comprehensive loss for the year	(43,271)	4,532	(38,739)

Total comprehensive loss attributable to:
Owners of the Company	(42,591)		(38,059)
Non-controlling interests	(680)		(680)

Reconciliation of Equit, Loss and Other Comprehensive Loss Between Italian GAAP and IFRS

(v) Reconciliation of equity as at January 1, 2017 and December 31, 2017, loss and other comprehensive loss for the year ended December 31, 2017 between Italian GAAP and IFRS

	Equity January 1, 2017	Loss 2017	Other comprehensive loss 2017	Equity December 31, 2017	Note
Balance in accordance with Italian Gaap	152,482	(31,852)	—	108,485

Attributable to Owners of the Company	149,037	(31,399)		106,446
Attributable to Non-controlling interests	3,445	(453)		2,039

IFRS Adjustments
Functional currency adjustment	6,180	(2,219)	3,641	7,602	43.4	(a)
Costs not eligible for capitalization included in property, plant and equipment	(399)	70	—	(329)	43.4	(a)
Costs not eligible for capitalization included in intagible assets	(306)	306	—	—	43.4	(b)
Write-off of amortization of goodwill	—	323	—	323	43.4	(b)
Revenue of finished goods derecognised	(4,364)	1,308	—	(3,056)	43.4	(d)
Deferred costs for slotting fees	204	1,195	—	1,399	43.4	(f)
Deferred revenues for Natuzzi Display System	(1,594)	(1,042)	—	(2,636)	43.4	(j)
Deferred costs for Natuzzi Display System	1,229	802	—	2,031	43.4	(f)
Deferred revenues for Service Type Warranty	(609)	(351)	—	(960)	43.4	(j)
Deferred costs for Service Type Warranty	330	189	—	519	43.4	(f)
IAS 19 adjustment - employees’ leaving entitlement	(1,635)	133	(108)	(1,610)	43.4	(h)
Government Grants	(7,565)	603	—	(6,962)	43.4	(i)
Tax effects of IFRS adjustments	46	(310)	(8)	(272)	43.4	(c)

Total IFRS adjustments	(8,483)	1,007	3,525	(3,951)

Balance in accordance with IFRS	143,999	(30,845)	3,525	104,534

Attributable to Owners of the Company	140,554	(30,392)		102,495
Attributable to Non-controlling interests	3,445	(453)		2,039

Summary of Reconciliation Consolidated Shareholders Equity and Consolidated Economic Result

(vi) Consolidated statement of changes in equity for the year ended December 31, 2017

	Share Capital amount	Translation reserve	IAS 19 reserve	Other reserves	Retained earnings	Equity attributable to owners of the Company	Equity attributable to owner Non- controlling interests	Total equity
Balance as at January 1, 2017 as per Italian Gaap	54,853	4,980	—	11,459	77,745	149,037	3,445	152,482

IFRS adjustments for First Time Adoption	—	7,626	—	—	(16,109)	(8,483)	—	(8,483)

Balance as at January 1, 2017 as per IFRS	54,853	12,606	—	11,459	61,636	140,554	3,445	143,999

Dividends Distribution	—	—	—	—	—	—	(726)	(726)
Loss for the period	—	—	—	—	(30,392)	(30,392)	(453)	(30,845)
Other comprehensive loss for the period	—	(7,551)	(116)	—	—	(7,667)	(227)	(7,894)

Balance as at December 31, 2017 as per IFRS	54,853	5,055	(116)	11,459	31,244	102,495	2,039	104,534

Schedule of Reconciling ITA GAAP and IFRS Consolidated Statement of Cash Flows

(vii) Reconciliation of the consolidated statement of cash flows prepared in accordance with Italian GAAP with the consolidated statement of cash flows prepared in accordance with IFRS for the year ended December 31, 2017

	2017 Italian GAAP	IFRS adjustments	2017 IFRS	Note
Cash flows from operating activities:
Loss for the period	(31,852)	1,007	(30,845)

Adjustments for:
Depreciation	12,823	(1,962)	10,861	43.4	(u)
Amortization	—	1,569	1,569	43.4	(u)
Interest expenses	—	4,639	4,639	43.4	(u)
Share of profit (loss) of equity-accounted investees, net of tax	—	(18)	(18)
(Gain) loss on sale of property, plant and equipment	73	—	73
Deferred income taxes	(1,241)	1,241	—	43.4	(u)
Unrealized foreign exchange gains (losses)	(1,141)	—	(1,141)	43.4	(u)
Deferred income for capital grants	(386)	(603)	(989)	43.4	(u)
Tax expense	—	2,886	2,886	43.4	(u)

Total adjustment	10,128	7,752	17,880

Changes in:
Inventories	(3,213)	1,826	(1,387)	43.4	(u)
Trade and other receivables	10,386	(4,663)	5,723	43.4	(u)
Other assets	407	1,077	1,484	43.4	(u)
Trade and other payables	10,643	1,211	11,854
Contract liabilities	—	3,235	3,235	43.4	(u)
Provisions	—	3,732	3,732	43.4	(u)
Liabilities for current income taxes	(377)	377	—
Salaries, wages and related liabilities	4,578	(4,578)	—	43.4	(u)
Other liabilities net	3,264	(3,264)	—	43.4	(u)
One-time termination benefit payments	(8,272)	—	(8,272)
Employees’ leaving entitlement	(581)	(25)	(606)

Total changes	16,835	(1,072)	15,763

Cash provided by (used in) operating activities	(4,889)	7,687	2,798

Interest paid	—	(2,821)	(2,821)	43.4	(u)
Income taxes paid	—	(4,878)	(4,878)	43.4	(u)

Net cash used in operating activities	(4,889)	(12)	(4,901)

Cash flows from investing activities:
Property, plant and equipment:
Additions	(6,708)	—	(6,708)
Disposals	760	—	760
Intangible assets	(845)	—	(845)
Purchase of business, net of cash acquired	(3,558)	—	(3,558)
Dividends distribution to Non-controlling interests	(1,349)	1,349	—	43.4	(u)

Net cash used in investing activities	(11,700)	1,349	(10,351)

Cash flows from financing activities:
Long-term borrowings:
Proceeds	12,500	—	12,500
Repayments	(4,744)	—	(4,744)
Short-term borrowings	1,528	4,428	5,956	43.4	(u)
Dividends distribution to Non-controlling interests	—	(1,349)	(1,349)	43.4	(u)

Net cash provided by financing activities	9,284	3,079	12,363

Increase (decrease) in cash and cash equivalents	(7,305)	4,416	(2,889)

Cash and cash equivalents as at January 1, 2017 (*)	64,981	(4,416)	60,565	43.4	(u)
Effect of movements in excahnge rates on cash held	(2,641)	—	(2,641)

Cash and cash equivalents as at December 31 (*)	55,035	—	55,035

(*)

As at January 1, 2017 and December 31, 2017, cash and cash equivalents includes bank overdrafts of 4,416 and nil, respectively, that are repayble on demand and from an integral part of the Group’s cash management.

Summary of Impacts of IFRS Adjustments for Property, Plant and Equipment

The following tables show the impacts of the IFRS adjustments for property, plant and equipment:

	01/01/2017	31/12/17
Balance as per Italian GAAP	115,924	107,917
Deemed cost for certain buildings	—	—
Functional currency adjustment	6,180	7,602
Costs not eligible for capitalization	(399)	(329)

Balance as per IFRS	121,705	115,190

Summary of Impacts of IFRS Adjustments for Intangible Assets and Goodwill

The following tables show the effects of the IFRS adjustments for intangible assets and goodwill:

	Intangible assets	Goodwill	Total

Balance as at January 1, 2017 as per Italian GAAP	2,312	1,921	4,233
Write-off of depreciation of goodwill	—	—	—
Costs not eligible for capitalization	(306)	—	(306)

Balance as at January 1, 2017 as per IFRS	2,006	1,921	3,927

Balance as at December 31, 2017 as per Italian GAAP	1,991	3,523	5,514
Write-off of depreciation of goodwill	—	323	323
Costs not eligible for capitalization	—	—	—

Balance as at December 31, 2017 as per IFRS	1,991	3,846	5,837

Summary of Impacts of IFRS Adjustments for Deferred Assets and Liabilities

The following tables show the impacts of the IFRS adjustments for deferred assets and liabilities.

January 1, 2017	Italian GAAP (a)	IFRS adjustments (b)	IFRS (a+b)

Deferred tax assets	2,098	459	2,557
Deferred tax liabilities compensated	(998)	(413)	(1,411)

Net deferred tax assets	1,100	46	1,146

Deferred tax liabilities	(1,763)	—	(1,763)

December 31, 2017	Italian GAAP (a)	IFRS adjustments (b)	IFRS (a+b)

Deferred tax assets	1,897	759	2,656
Deferred tax liabilities compensated	(1,271)	(759)	(2,030)

Net deferred tax assets	626	—	626

Deferred tax liabilities	(48)	(272)	(320)

Income tax rate applied are disclosed in note 36.

The IFRS adjustments that give rise to deferred tax assets and deferred tax liabilities as at January 1, 2017 and December 31, 2017 are presented below.

Deferred tax assets	01/01/17	31/12/17
Deferred revenues and costs for Natuzzi Display System	459	759

Net deferred tax assets (a)	459	759

Deferred tax liabilities

Write-off of amortization of goodwill	—	(33)
Deferred revenues and costs for Natuzzi Display System	(354)	(585)
Deferred costs for slotting fees	(59)	(404)
IAS 19 adjustment—employees’ leaving entitlement	—	(9)

Total deferred tax liabilities (b)	(413)	(1,031)

Net deferred tax assets (liabilities) (a+b)	46	(272)

Summary of Impact of IFRS Adjustments for Unrecognised Deferred Tax Assets

Deferred tax assets on IFRS adjustments have not been recognised in respect of the following items, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

Unrecognised deferred tax assets	01/01/17	31/12/17
Revenue of finished goods derecognised	1,258	881
Government Grants	476	403
IAS 19 adjustment - employees’ leaving entitlement	392	357
Costs not eligible for capitalization included in property, plant and equipment	115	95
Costs not eligible for capitalization included in intangible assets	88	—
Deferred revenues and costs for Service Type Warranty	81	129

Total unrecognised deferred tax assets	2,410	1,865

Summary of Impacts of IFRS Adjustments for Inventories

The following tables show the impacts of the IFRS adjustments for inventories:

	01/01/2017	31/12/17
Balance as per Italian GAAP	78,384	80,273
Revenue of finished goods derecognised	12,630	10,804

Balance as per IFRS	91,014	91,077

Summary of Impacts of IFRS Adjustments for Trade Receivables

The following tables show the impacts of the IFRS adjustments for trade receivables:

	01/01/2017	31/12/17
Balance as per Italian GAAP	53,087	46,852
Recognition of trade receivables	6,275	6,287
Revenue of finished goods derecognised	(19,224)	(15,590)

Balance as per IFRS	40,138	37,549

Summary of Impacts of IFRS Adjustments for Other Assets (Current and Non-current)

(f) Other assets (current and non-current)

	01/01/2017	31/12/17
Balance as per Italian GAAP	7,573	4,404
Delivery costs and commission expenses for sales derecognized	2,230	1,730
Deferred costs for Natuzzi Display System	1,229	2,031
Deferred costs for Service Type Warranty	330	519
Deferred costs for slotting fees	204	1,399

Balance as per IFRS	11,566	10,083
Less non-current portion as per IFRS	(1,323)	(2,851)

Current portion as per IFRS	10,243	7,232

Summary of Impacts of IFRS Adjustments for Employee's Leaving Entitlement

The following tables show the effects of the IFRS adjustments for the employee’s leaving entitlement:

	01/01/2017	31/12/17
Balance as per Italian GAAP	17,791	17,210
IAS 19 adjustment - employees’ leaving entitlement	1,635	1,610

Balance as per IFRS	19,426	18,820

Summary of Impacts of IFRS Adjustments for Deferred Income for Capital Grants

The following tables show the effects of the IFRS adjustments for deferred income for capital grants:

	01/01/2017	31/12/17
Balance as per Italian GAAP	7,195	6,809
Government Grants	7,565	6,962

Balance as per IFRS	14,760	13,771

Summary of Impacts of IFRS Adjustments for Contract Liabilities (Current and Non-current)

The following tables show the effects of the IFRS adjustments for contract liabilities:

	01/01/2017	31/12/17
Balance as per Italian GAAP	10,096	11,937
Deferred revenue for Natuzzi Display System	1,594	2,636
Deferred revenue for Service Type Warranty	609	960

Balance as per IFRS	12,299	15,533
Less non-current portion as per IFRS	(1,652)	(2,560)

Current portion as per IFRS	10,647	12,973

Summary of Impacts of IFRS Adjustments on Revenue

The effects of the IFRS adjustments on revenue are indicated below:

Balance for the year ended December 31, 2017 as per Italian GAAP	445,444
Effects of revenue of finished goods derecognised	3,634
Effects of deferred costs for slotting fees	1,195
Effects of deferred revenue for Natuzzi Display System	(1,042)
Effects of deferred revenue for Service Type Warranty	(351)

Balance for the year ended December 31, 2017 as per IFRS	448,880

Summary of Effects of IFRS Adjustments on Cost of Sales

The effects of the IFRS adjustments on cost of sales are illustrated below:

Balance for the year ended December 31, 2017 as per Italian GAAP	(318,472)
Effects on inventories for revenue derecognised	(1,826)
Effects of deferred costs for Natuzzi Display System	802
Effects of deferred costs for Service Type Warranty	189
Amortization charge of capital grants	603
IAS 19 adjustment - employees’ leaving entitlement	303

Balance for the year ended December 31, 2017 as per IFRS	(318,401)

Summary of Effects of IFRS Adjustments on Selling Expenses

The effects of the IFRS adjustments on the selling expenses are indicated below:

Balance for the year ended December 31, 2017 as per Italian GAAP	(120,005)
Derecognition of shipping and handling costs	(500)
Elimination of amortization of goodwill	323
Elimination of amortization of advertising costs	306
Elimination of amortization of advisory costs	70
IAS 19 adjustment - employees’ leaving entitlement	77

Balance for the year ended December 31, 2017 as per IFRS	(119,729)

Summary of Effects of IFRS Adjustments on Finance Costs

The effects of the IFRS adjustments on finance costs are indicated below:

Balance for the year ended December 31, 2017 as per Italian GAAP	(6,042)
IAS 19 adjustment - employees’ leaving entitlement	(247)

Balance for the year ended December 31, 2017 as per IFRS	(6,289)

Summary of Effects of IFRS Adjustments on Net Exchange Rate Gains (Losses)

The effects of the IFRS adjustments on net exchange rate gains (losses) are indicated below:

Balance for the year ended December 31, 2017 as per Italian GAAP	3,252
Functional currency adjustment	(2,219)

Balance for the year ended December 31, 2017 as per IFRS	1,033

Summary of Effects of IFRS Adjustments on Income Tax Expense

Further, total income taxes for the year ended December 31, 2017 are allocated as follows:

	Italian GAAP (a)	IFRS adjustments (b)	IFRS (a+b)

Current:
- Domestic	(40)	—	(40)
- Foreign	(3,777)	—	(3,777)

Total (a)	(3,817)	—	(3,817)

	Italian GAAP (a)	IFRS adjustments (b)	IFRS (a+b)

Deferred:
- Domestic	—	(310)	(310)
- Foreign	1,241	—	1,241

Total (b)	1,241	(310)	931

Total (a+b)	(2,576)	(310)	(2,886)

Summary of Impact of IFRS Adjustments on Exchange Rate Differences on Translation of Foreign Operations

The impact of the IFRS adjustments on the exchange rate differences on translation of the foreign operations is as follows:

Balance for the year ended December 31, 2017 as per Italian GAAP	(11,419)
Functional currency adjustment	3,641

Balance for the year ended December 31, 2017 as per IFRS	(7,778)